Property Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment

Note 4 – Property, Plant and Equipment:

Property, plant and equipment on December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011
Machinery and Equipment	$39,627	$29,627
Less: Accumulated Depreciation	22,176	9,612
	$17,451	$20,015

Depreciation expense charged to income for the years ended December 31, 2012 and 2011 amounted to $12,564 and $9,612 respectively.